UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09837
Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Auto Components — 2.1%
Lear Corp.(1)	41,226	$2,836,349

		$2,836,349

Automobiles — 0.0%
Harley-Davidson, Inc.	100	$2,274

		$2,274

Beverages — 0.0%
Central European Distribution Corp.(1)	100	$3,205
Heckmann Corp.(1)	63	307

		$3,512

Biotechnology — 2.6%
Amylin Pharmaceuticals, Inc.(1)	71,000	$1,276,580
Cephalon, Inc.(1)	23,000	1,468,320
Gilead Sciences, Inc.(1)	15,500	748,185

		$3,493,085

Building Products — 2.2%
Lennox International, Inc.	15,000	$573,300
Owens Corning, Inc.(1)	88,316	2,272,371
USG Corp.(1)	500	6,005

		$2,851,676

Capital Markets — 1.4%
State Street Corp.	30,000	$1,286,400
TD Ameritrade Holding Corp.(1)	35,000	621,600

		$1,908,000

Chemicals — 0.8%
Celanese Corp., Class A	37,000	$1,076,700
Potash Corp. of Saskatchewan, Inc.	3	298

		$1,076,998

Commercial Banks — 3.5%
National Bank of Greece SA ADR	251,000	$1,119,460
Wells Fargo & Co.	122,000	3,468,460

		$4,587,920

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	32,000	$1,080,320

		$1,080,320

Communications Equipment — 2.0%
Brocade Communications Systems, Inc.(1)	90,800	$623,796
Research In Motion, Ltd.(1)	31,232	1,966,367
Riverbed Technology, Inc.(1)	100	2,242

		$2,592,405

Computers & Peripherals — 2.9%
3PAR, Inc.(1)	61,000	$589,870
Apple, Inc.(1)	17,010	3,267,961

		$3,857,831

Consumer Finance — 1.4%
American Express Co.	48,500	$1,826,510

		$1,826,510

Security	Shares	Value
Diversified Consumer Services — 1.8%
Apollo Group, Inc., Class A(1)	500	$30,295
Capella Education Co.(1)	100	7,338
Corinthian Colleges, Inc.(1)	100	1,400
H&R Block, Inc.	107,000	2,302,640

		$2,341,673

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.(1)	100	$9,548
Moody’s Corp.	27,000	744,930

		$754,478

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$198

		$198

Electrical Equipment — 1.1%
GrafTech International, Ltd.(1)	500	$6,280
Harbin Electric, Inc.(1)	38,000	645,240
Vestas Wind Systems A/S(1)	15,433	811,752

		$1,463,272

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)	3,200	$196,928

		$196,928

Energy Equipment & Services — 0.8%
Nabors Industries, Ltd.(1)	46,000	$1,025,800

		$1,025,800

Food & Staples Retailing — 2.0%
Shoppers Drug Mart Corp.	65,564	$2,609,070

		$2,609,070

Food Products — 2.6%
H.J. Heinz Co.	62,000	$2,705,060
Lancaster Colony Corp.	12,180	666,564

		$3,371,624

Health Care Equipment & Supplies — 1.3%
Masimo Corp.(1)	47,500	$1,318,600
NuVasive, Inc.(1)	14,000	386,400
Thoratec Corp.(1)	25	709

		$1,705,709

Health Care Providers & Services — 3.2%
CIGNA Corp.	54,600	$1,843,842
Concord Medical Services Holdings, Ltd. ADR(1)	80,682	799,558
Henry Schein, Inc.(1)	1,000	54,050
Laboratory Corp. of America Holdings(1)	10,000	711,000
Quest Diagnostics, Inc.	14,000	779,380

		$4,187,830

Hotels, Restaurants & Leisure — 1.0%
Bally Technologies, Inc.(1)	32,000	$1,269,440
McDonald’s Corp.	100	6,243
Starbucks Corp.(1)	500	10,895

		$1,286,578

Household Durables — 3.5%
Tempur-Pedic International, Inc.(1)	101,372	$2,523,149
Whirlpool Corp.	28,300	2,127,594

		$4,650,743

Security	Shares	Value
Household Products — 1.1%
Church & Dwight Co., Inc.	23,500	$1,416,815

		$1,416,815

Insurance — 0.5%
Admiral Group PLC	1,000	$18,005
Allied World Assurance Holdings, Ltd.	7,982	357,274
Fairfax Financial Holdings, Ltd.	969	328,491
Progressive Corp.	400	6,632

		$710,402

Internet & Catalog Retail — 1.0%
Priceline.com, Inc.(1)	6,468	$1,263,524

		$1,263,524

Internet Software & Services — 1.0%
AOL, Inc.(1)	54,500	$1,306,365
DealerTrack Holdings, Inc.(1)	1,000	17,970
Move, Inc.(1)	1,013	1,773

		$1,326,108

IT Services — 6.5%
Accenture PLC, Class A	39,000	$1,598,610
Alliance Data Systems Corp.(1)	44,500	2,645,970
MasterCard, Inc., Class A	12,400	3,098,760
Western Union Co.	67,000	1,242,180

		$8,585,520

Machinery — 0.2%
PACCAR, Inc.	7,200	$259,416

		$259,416

Media — 4.1%
DIRECTV, Class A(1)	86,019	$2,610,677
McGraw-Hill Cos., Inc. (The)	78,500	2,782,825

		$5,393,502

Metals & Mining — 0.8%
Jaguar Mining, Inc.(1)	108,000	$1,060,560
Silver Wheaton Corp.(1)	1,000	13,760

		$1,074,320

Multiline Retail — 1.1%
Big Lots, Inc.(1)	52,100	$1,480,161

		$1,480,161

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	21,000	$2,074,170
Brigham Exploration Co.(1)	31,083	405,322
Centennial Coal Co., Ltd.	2,000	6,421
Continental Resources, Inc.(1)	1,000	37,970
Heritage Oil PLC(1)	55,000	434,444
Newfield Exploration Co.(1)	15,300	748,782
Patriot Coal Corp.(1)	500	7,745
Petroleo Brasileiro SA ADR	1,000	40,570

		$3,755,424

Paper & Forest Products — 2.5%
Schweitzer-Mauduit International, Inc.	43,211	$3,251,196

		$3,251,196

Security	Shares	Value
Personal Products — 0.8%
Avon Products, Inc.	34,500	$1,039,830
Herbalife, Ltd.	86	3,341

		$1,043,171

Pharmaceuticals — 6.3%
Abbott Laboratories	100	$5,294
Biovail Corp.	85,000	1,234,200
King Pharmaceuticals, Inc.(1)	242,000	2,906,420
Perrigo Co.	15,000	664,200
Pfizer, Inc.	107,000	1,996,620
Warner Chilcott PLC(1)	53,000	1,448,490

		$8,255,224

Professional Services — 0.0%
Verisk Analytics, Inc., Class A(1)	500	$14,060

		$14,060

Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	144,552	$566,644

		$566,644

Semiconductors & Semiconductor Equipment — 3.4%
Atheros Communications, Inc.(1)	49,500	$1,587,465
Cirrus Logic, Inc.(1)	65,000	443,300
Tessera Technologies, Inc.(1)	140,000	2,403,800
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,466

		$4,436,031

Software — 1.8%
Ariba, Inc.(1)	1,000	$12,590
Check Point Software Technologies, Ltd.(1)	75,500	2,414,490
Concur Technologies, Inc.(1)	100	3,965

		$2,431,045

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	35,896	$1,416,097
Limited Brands, Inc.	38,000	722,760
RadioShack Corp.	36,000	702,720

		$2,841,577

Textiles, Apparel & Luxury Goods — 4.8%
Gildan Activewear, Inc.(1)	163,226	$3,499,565
Hanesbrands, Inc.(1)	125,500	2,882,735

		$6,382,300

Wireless Telecommunication Services — 8.1%
Crown Castle International Corp.(1)	113,000	$4,174,220
NII Holdings, Inc.(1)	115,762	3,790,048
Rogers Communications, Inc., Class B	87,500	2,735,250

		$10,699,518

Total Common Stocks (identified cost $93,873,431)		$114,896,741

Investment Funds — 0.5%

Security	Shares	Value
Capital Markets — 0.5%
iShares Russell Midcap Growth Index Fund	500	$21,765
MidCap SPDR Trust, Series 1	5,201	663,127

Total Investment Funds (identified cost $675,594)		$684,892

Short-Term Investments — 10.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$14,328	$14,327,903

Total Short-Term Investments (identified cost $14,327,903)		$14,327,903

Total Investments — 98.4% (identified cost $108,876,928)		$129,909,536

Other Assets, Less Liabilities — 1.6%		$2,077,162

Net Assets — 100.0%		$131,986,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $77.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,510,735

Gross unrealized appreciation	$22,850,897
Gross unrealized depreciation	(2,452,096)

Net unrealized appreciation	$20,398,801

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$28,478,681	$—		$—	$28,478,681
Consumer Staples	8,444,192	—		—	8,444,192
Energy	4,340,359	440,865		—	4,781,224
Financials	10,335,949	18,005		—	10,353,954
Health Care	17,641,848	—		—	17,641,848
Industrials	4,856,992	811,752		—	5,668,744
Information Technology	23,425,868	—		—	23,425,868
Materials	5,402,514	—		—	5,402,514
Telecommunication Services	10,699,716	—		—	10,699,716

Total Common Stocks	$113,626,119	$1,270,622	*	$—	$114,896,741

Investment Funds	$684,892	$—		$—	$684,892
Short-Term Investments	—	14,327,903		—	14,327,903

Total Investments	$114,311,011	$15,598,525		$—	$129,909,536

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010